Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,742,000	$ 12,610,000	$ 8,535,000
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Amortization and accretion of premiums and discounts on securities, net	1,130,000	2,165,000	3,249,000
Accretion of loan discounts, net	(869,000)	(456,000)	(344,000)
Amortization of deposit premiums	(411,000)	(535,000)	(1,120,000)
Amortization of core deposit intangibles	303,000	246,000	231,000
Accretion of borrowing valuation allowance	(4,000)
Provision for loan losses	2,693,000	2,373,000	8,060,000
Depreciation	1,485,000	1,352,000	1,247,000
Net loss (gain) on sale of available-for-sale securities		(7,000)	950,000
Net gain on sale of real estate acquired by foreclosure	(139,000)	(569,000)	(132,000)
Net gain on sale of mortgage loans HFS	(28,000)
Net gain on sale of guaranteed portion of loans	(2,867,000)	(1,229,000)
Originations of loans held for sale	(1,608,000)
Proceeds from sales of and principal collected on loans held for sale	2,681,000
Writedown of real estate acquired by foreclosure	141,000		22,000
Bargain purchase gain			(578,000)
Deferred income tax expense (benefit)	395,000	(540,000)	(687,000)
Stock-based compensation expense	964,000	335,000	324,000
Decrease (increase) in accrued interest receivable and other assets, net	1,061,000	(1,433,000)	8,000
Increase in accrued interest payable and other liabilities, net	138,000	475,000	1,462,000
Net cash provided by operating activities	19,807,000	14,801,000	19,327,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the maturities or calls and paydowns of available-for-sale securities	34,021,000	49,050,000	55,414,000
Proceeds from Sale of Available-for-sale Securities	19,179,000	6,736,000	39,236,000
Purchases of available-for-sale securities	(22,081,000)	(76,612,000)	(75,942,000)
Proceeds from the maturities or calls and paydowns of held-to-maturity securities	9,855,000	11,161,000	9,835,000
Purchases of held-to-maturity securities	(3,452,000)	(8,988,000)	(20,710,000)
Proceeds from sale of guaranteed portion of loans	32,205,000	13,186,000
Proceeds from sale of real estate acquired by foreclosure	1,825,000	3,655,000	1,524,000
Purchases of FHLB of Dallas stock, net of redemptions	103,000	(1,379,000)	(50,000)
Purchases of Dallas Federal Reserve stock	(1,673,000)	(11,000)	(815,000)
Net increase in loans held for investment	(220,465,000)	(170,205,000)	(293,561,000)
Investment in construction of premises and purchases of other fixed assets	(984,000)	(2,699,000)	(3,326,000)
Net cash and cash equivalents (paid) received in connection with acquisitions	(30,789,000)		11,463,000
Net cash used in investing activities	(182,256,000)	(176,106,000)	(276,932,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in deposit accounts	128,749,000	(13,544,000)	260,885,000
Net increase (decrease) in securities sold under agreements to repurchase	2,022,000	(897,000)	(205,000)
Net proceeds from other short-term borrowed funds	(5,000,000)	75,307,000	22,157,000
Repayment of other long-term borrowed funds	(1,864,000)	(43,486,000)	(22,664,000)
Proceeds from issuance of common stock due to exercise of stock options	117,000	190,000
Proceeds from issuance of common stock, gross	72,591,000		24,734,000
Net cash provided by (used in) financing activities	196,615,000	17,570,000	284,907,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	34,166,000	(143,735,000)	27,302,000
CASH AND CASH EQUIVALENTS:
Beginning of year	34,757,000	178,492,000	151,190,000
End of year	68,923,000	34,757,000	178,492,000
SUPPLEMENTAL INFORMATION:
Interest paid	9,592,000	11,374,000	9,908,000
Income taxes paid	$ 9,200,000	7,116,000	4,650,000
Noncash investing and financing activities - acquisition of real estate through foreclosure of collateral		$ 3,815,000	$ 3,643,000